UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Sole Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Oscar S. Schafer       New York, NY                    5/15/2012
       ------------------------   ------------------------------  ----------
       [Signature]                [City, State]                   [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    21
                                                -------------

Form 13F Information Table Value Total:              $106,383
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANIXTER INTL INC             COM            035290105    6,415   88,443 SH       SOLE                 88,443
APPLE INC                    COM            037833100    5,952    9,928 SH       SOLE                  9,928
COMVERSE TECHNOLOGY INC      COM PAR $0.10  205862402    3,284  477,983 SH       SOLE                477,983
COVANTA HLDG CORP            COM            22282E102   10,203  628,675 SH       SOLE                628,675
CROWN HOLDINGS INC           COM            228368106    3,678   99,855 SH       SOLE                 99,855
HERTZ GLOBAL HOLDINGS INC    COM            42805T105    8,133  540,738 SH       SOLE                540,738
HERTZ GLOBAL HOLDINGS INC    COM            42805T105    5,264  350,000 SH  CALL SOLE                350,000
MAGICJACK VOCALTEC LTD       SHS            M6787E101    2,170  100,000 SH       SOLE                100,000
MAKO SURGICAL CORP           COM            560879108    4,215  100,000 SH       SOLE                100,000
MOBILE MINI INC              COM            60740F105    2,484  117,636 SH       SOLE                117,636
NICE SYS LTD                 SPONSORED ADR  653656108    7,981  203,091 SH       SOLE                203,091
SEAGATE TECHNOLOGY PLC       SHS            G7945M107    2,022   75,000 SH  CALL SOLE                 75,000
SENSATA TECHNOLOGIES HLDG BV SHS            N7902X106    6,013  179,588 SH       SOLE                179,588
TE CONNECTIVITY LTD          REG SHS        H84989104    6,967  189,584 SH       SOLE                189,584
TYCO INTERNATIONAL LTD       SHS            H89128104    5,618  100,000 SH       SOLE                100,000
UNITED RENTALS INC           COM            911363109    3,217   75,000 SH       SOLE                 75,000
VERINT SYS INC               COM            92343X100   10,172  314,058 SH       SOLE                314,058
WALGREEN CO                  COM            931422109    1,675   50,000 SH       SOLE                 50,000
WYNDHAM WORLDWIDE CORP       COM            98310W108    3,721   80,000 SH       SOLE                 80,000
XEROX CORP                   COM            984121103    2,645  327,604 SH       SOLE                327,604
YAHOO INC                    COM            984332106    4,554  299,188 SH       SOLE                299,188
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